Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of group's assets

The fair values of the Group’s assets were as follows:

	December 31, 2025				December 31, 2024
	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Time deposit	21,100	—	21,100	—	20,569	—	20,569	—
Structured deposits	239,330	—	239,330	—	190,027	—	190,027	—
Government securities	7,101	—	7,101	—	8,535	—	8,535	—
Money market funds	428	428	—	—	8,648	8,648	—	—
Cryptocurrency	193,642	193,642	—	—	178,869	178,869	—	—
Total	461,601	194,070	267,531	—	406,648	187,517	219,131	—

Schedule of estimated useful lives

Leasehold improvements	the shorter of their useful lives or the lease terms
Computers and electronic equipment	1-5 years
Furniture	3-5 years
Software	1-3 years
Building	48-50 years
Building improvement	20 years
Motor vehicles	4 years

Schedule of intangible assets estimated useful life
Trademarks	9 years
Customer relationships	6 years
PoS technology platform	5 years
Website	3 years

Schedule of reclassification for consolidated statement of cash flows

The following table presents the effect of the aforementioned revision on our consolidated statement of cash flows for the fiscal year ended December 31, 2023:

	For the year ended December 31, 2023
	As Previously Reported	Adjustments	As Revised
	(in thousands)
Purchase of short-term and long-term investments	14,054	109,579	123,633
Net cash used in investing activities	64,986	109,579	174,565
Cash and cash equivalents at the end of year	694,750	(109,579)	585,171